MARKET RISK (Tables)	12 Months Ended
Dec. 31, 2019
Market Risk
Foreign currency exposure
IN MILLIONS OF USD	USD 1	EURO	CAD	OTHER	TOTAL
DECEMBER 31, 2019
Monetary assets	1.2	–	0.7	–	1.9
Monetary liabilities	13.5	0.3	0.1	0.8	14.7
Net currency exposure	(12.3)	(0.3)	0.6	(0.8)	(12.8)

DECEMBER 31, 2018
Monetary assets	1.1	–	–	–	1.1
Monetary liabilities	6.8	0.9	–	0.3	8.0
Net currency exposure	(5.7)	(0.9)	–	(0.3)	(6.9)

1	USD owed / held by Canadian subsidiaries.

Foreign exchange rate sensitivity
IN MILLIONS OF USD	31.12.2019	31.12.2018
Effect on the consolidated statements of comprehensive income - profit / (loss) of USD	0.6	0.3